Condensed Consolidated Balance Sheets (unaudited) (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Consolidated Balance Sheets (unaudited)
Preferred stock, no par value (in dollars per share)	$ 0	$ 0	$ 0
Preferred stock, shares authorized	10,000	10,000	10,000
Preferred stock, shares outstanding	0	0	0
Common stock, no par value (in dollars per share)	$ 0	$ 0	$ 0
Common stock, shares authorized	300,000	300,000	300,000
Common stock, shares issued	39,409	39,409	23,214
Common stock, shares outstanding	39,409	39,409	23,214